COMMITMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Commitments
	March 31, 2022	December 31, 2021
Not later than one year	$94	$96
Later than one year and not later than five years	336	330
Later than five years	454	462
	$884	$888